Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,589,000
Previously Paid Amount	0.00
Total Fee Amount	1,048.04
Total Offset Amount	0.00
Net Fee	1,048.04
Narrative - Max Aggregate Offering Price	$ 7,589,000
Final Prospectus	true